T. ROWE PRICE Retirement 2030 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 20 .4%
T. Rowe Price Funds:
New Income Fund  1,847,427 252,057 248,553 190,605,561 1,856,498
International Bond Fund (USD
Hedged)  643,151 35,701 89,655 58,852,863 599,122
Dynamic Global Bond Fund  440,024 11,914 53,202 41,153,788 413,184
Emerging Markets Bond Fund  366,806 18,333 48,472 33,058,257 368,600
U.S. Treasury Long-Term Index
Fund  317,058 203,934 48,961 31,648,876 360,164
High Yield Fund  327,461 68,444 64,933 53,613,597 355,458
Limited Duration Inflation
Focused Bond Fund  285,799 57,536 80,615 51,847,145 273,234
Floating Rate Fund  134,513 72,831 17,295 20,586,062 196,803
Total Bond Mutual Funds (Cost $ 4,392,584 ) 4,423,063
EQUITY MUTUAL FUNDS 77 .5%
T. Rowe Price Funds:
Equity Index 500 Fund  2,496,724 599,738 671,675 29,071,347 2,931,264
Value Fund  2,278,121 194,501 289,314 66,470,237 2,903,420
Growth Stock Fund (2) 2,682,054 108,792 418,612 26,946,744 2,679,315
International Value Equity Fund  1,160,107 33,972 174,260 90,612,367 1,339,251
Overseas Stock Fund  1,200,026 39,578 229,550 104,678,889 1,301,159
International Stock Fund  1,127,262 30,754 153,040 59,491,353 1,284,418
Emerging Markets Stock Fund  731,006 9,580 210,904 13,088,403 741,196
Mid-Cap Growth Fund  665,887 42,908 108,133 6,345,395 732,766
Mid-Cap Value Fund  561,462 29,728 69,764 21,861,945 701,987
Small-Cap Stock Fund  393,493 19,787 66,416 7,172,893 488,115
New Horizons Fund (2) 514,328 61,332 129,076 5,758,016 477,685
Small-Cap Value Fund  335,744 11,364 42,830 7,887,647 456,932
Real Assets Fund  323,382 38,744 38,350 31,038,070 402,253
Emerging Markets Discovery
Stock Fund  7,061 142,634 5,156 11,149,212 173,816
U.S. Large-Cap Core Fund  60,781 91,564 8,460 5,600,858 173,235
Total Equity Mutual Funds (Cost $ 9,575,624 ) 16,786,812

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 420,955 1,498,249 1,517,916 401,287,662 401,288
Total Short-Term Investments (Cost $ 401,288 ) 401,288
Total Investments in Securities 99.8%
(Cost $14,369,496) $ 21,611,163
Other Assets Less Liabilities 0.2% 42,546
Net Assets 100.0% $ 21,653,709
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,394 MSCI EAFE Index contracts 3/21 (150,831) $ (4,626)
Short, 1,189 Russell 2000 E-Mini Index contracts 3/21 (130,742) (16,995)
Short, 2,937 S&P 500 E-Mini Index contracts 3/21 (559,381) (21,856)
Net payments (receipts) of variation margin to date 48,369
Variation margin receivable (payable) on open futures contracts $ 4,892

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 1,881 $ 14,448 $ 8,447
Emerging Markets Bond Fund (2,028) 31,933 15,788
Emerging Markets Discovery Stock Fund 2,227 29,277 1,125
Emerging Markets Stock Fund 69,735 211,514 8,435
Equity Index 500 Fund 142,333 506,477 43,764
Floating Rate Fund (234) 6,754 4,920
Growth Stock Fund 496,584 307,081 —
High Yield Fund 545 24,486 16,018
International Bond Fund (USD Hedged) 4,511 9,925 9,042
International Stock Fund 60,879 279,442 13,917
International Value Equity Fund 7,622 319,432 32,317
Limited Duration Inflation Focused Bond Fund 5,103 10,514 863
Mid-Cap Growth Fund 67,660 132,104 1,314
Mid-Cap Value Fund 22,942 180,561 10,800
New Horizons Fund 129,103 31,101 —
New Income Fund 20,896 5,567 37,782
Overseas Stock Fund 36,078 291,105 26,924
Real Assets Fund 6,508 78,477 8,281
Small-Cap Stock Fund 38,773 141,251 2,759
Small-Cap Value Fund 13,790 152,654 3,719
U.S. Large-Cap Core Fund 2,762 29,350 1,656
U.S. Treasury Long-Term Index Fund 63,241 (111,867) 4,668
Value Fund 123,499 720,112 41,901
U.S. Treasury Money Fund, 0.09% — — 294
Totals $ 1,314,410 # $ 3,401,698 $ 294,734 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $401,942 of the net realized gain
(loss).
+ Investment income comprised $294,734 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2030 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F142-054Q3 02/21